Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	GORILLA TECHNOLOGY GROUP INC.
Trading Symbol	GRRR
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,542,842
Amendment Flag	false
Entity Central Index Key	0001903145
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41448
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Meridien House 42 Upper Berkeley Street
Entity Address, Address Line Two	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1345
Auditor Name	PricewaterhouseCoopers, Taiwan
Auditor Location	Taipei, Taiwan
Business Contact
Document Information Line Items
Entity Address, Address Line One	Meridien House 42 Upper Berkeley Street
Entity Address, Address Line Two	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Contact Personnel Name	Daphne Huang
City Area Code	+44
Local Phone Number	2039880574
Contact Personnel Email Address	dhuang@gorilla-technology.com